Document And Entity Information	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	4D Molecular Therapeutics, Inc.
Entity Central Index Key	0001650648
Entity Emerging Growth Company	false
Entity File Number	001-39782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3506994
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	#455
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	505-2680
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FDMT
Security Exchange Name	NASDAQ